TOTAL OPERATING COSTS - Auditor Remuneration (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Audit of parent company and consolidated financial statements	€ 2,401	€ 2,383	€ 4,932
Audit of the company’s subsidiaries	3,719	4,167	3,800
Total audit	6,120	6,550	8,732
Audit related assurance services	976	1,187	1,512
Other assurance services	101	115	138
Total audit and audit-related assurance services	7,197	7,852	10,382
Taxation advisory services	0	0	508
All other services	1,180	90	3
Total non-audit or non-audit-related assurance services	1,180	90	511
Total audit and all other fees	€ 8,377	€ 7,942	€ 10,893